Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2016	Jul. 03, 2016	Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	Rich Pharmaceuticals, Inc.
Entity Central Index Key	0001504389
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 64,900
Entity Common Stock, Shares Outstanding		447,369,610
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016